Incentive Plans	12 Months Ended
Dec. 31, 2018
Incentive Plans
Incentive Plans

Note 12. Incentive Plans

Osmotica Pharmaceuticals plc 2018 Equity Incentive Plan

Prior to the IPO, the Company adopted the 2018 Incentive Plan (the "2018 Plan") which became effective upon our IPO and allows for the issuance of up to 4,100,000 ordinary shares of the Company ("Shares") in satisfaction of awards under the 2018 Plan. The 2018 Plan provides for the grant of share options, SARs, restricted and unrestricted share and share units, performance awards, and other awards that are convertible into or otherwise based on the Company’s shares to employees and non-employee directors, consultants and advisors to the Company. The Company's compensation committee shall determine the time at which an award vests or becomes exercisable. In connection with the IPO, the Company granted share options under the 2018 Plan that will vest on the fourth anniversary of the grant date, subject to the employee’s continued employment through such vesting date.

Osmotica Holdings S.C.Sp. 2016 Equity Incentive Plan

Effective February 3, 2016, Osmotica Holdings S.C.Sp. adopted the 2016 Equity Incentive Plan (the "2016 Plan") which allows for the issuance of up to 75,000 Units in Osmotica Holdings S.C.Sp. Options to purchase common units granted under the 2016 Plan vest and become exercisable in whole or in part, in accordance with vesting conditions set by the Company's board of directors. Each option award had a maximum term of ten years from the date of grant. The option awards granted under the 2016 Plan were made up of two components: Time Awards and Performance Awards. The Time Awards vested 25% annually from original grant date, subject to continuous employment on each vesting date. The vesting of the Performance awards was subject to performance criteria, requiring the majority investors in the Company to receive (on a cumulative basis) aggregate net proceeds exceeding certain return on investment targets. The Time Awards and Performance Awards contained a sales restriction in the form of a liquidity event and subsequent disposal of common units by the Major Limited Partners (as defined in the 2016 Plan) before the employee was able to sell vested and exercised common units and were required to remain employed to avoid Company’s call option on such common units at a lower of cost or fair market value.

Amended and Restated Osmotica Pharmaceuticals plc. 2016 Equity Incentive Plan

On August 14, 2018, the board of directors amended and restated the 2016 Plan in connection with the Reorganization.  The Amended and Restated 2016 Equity Incentive Plan (the “Amended 2016 Plan”) became effective upon our IPO which closed on October 22, 2018. In connection with the Reorganization, options to purchase common units of Osmotica Holdings S.C.Sp. were converted into options to purchase shares of the Company and existing sales restriction was removed. In connection with the IPO, the number of shares issuable pursuant to the Amended 2016 Plan and the corresponding exercise prices of options were adjusted to reflect a stock split initiated prior to the IPO. Additionally, effective upon the IPO, the Amended 2016 Plan modified the terms of Performance Awards previously issued under the 2016 Plan by converting these awards to time based awards vesting in equal annual installments on the first four anniversaries of the IPO, subject to continuous employment. There were 3,015,572 ordinary shares issuable upon exercise of options issued and outstanding as of December 31, 2018 under the Amended 2016 Plan. Prior to the modification date, there was no share based compensation recognized for the Performance Awards due to a performance condition based upon the majority investors in the Company receiving aggregate net proceeds exceeding certain return on investment targets.

Share-based Compensation

The estimated fair value of the options is expensed over the requisite service period, which is generally the vesting period on a graded vesting basis.  The compensation cost that has been charged against income for those incentive plans was $1,965,346 for the year ended December 31, 2018, $1.2 million of which related to share based compensation incurred prior to the IPO related to the fiscal year 2018. The total income tax benefit recognized in the statement of operations and comprehensive loss for share-based compensation arrangements was $439,318 for the year ended December 31, 2018. The conversion of the Performance Awards issued under the 2016 Plan to Time Awards upon IPO under the Amended 2016 Plan was accounted for as a modification where the fair value of such awards determined on a modification date, or the IPO date is being recognized over their remaining vesting period.

Share-Based Award Activity

A summary of option activity granted under the 2016 Plan and the Amended 2016 Plan as of December 31, 2018, and changes during the year then ended is presented below:

]
2016 Equity Incentive Plan				Weighted	Weighted
				Average	Average
	Number of Units			Exercise	Contractual
	Time	Performance	Total	Price	Term
Outstanding at December 31, 2016	35,650	35,650	71,300	$—
Granted	3,150	3,150	6,300	646
Exercised	—	—	—	—
Expired / Forfeited	(2,700)	(2,700)	(5,400)	640
Outstanding at December 31, 2017	36,100	36,100	72,200	$—	8.3 years
Granted	—	—	—	—
Exercised	—	—	—	—
Expired / Forfeited	(900)	(900)	(1,800)	640
Outstanding at date of conversion	35,200	35,200	70,400	641
Unit options converted to share options	1,507,786	1,507,786	3,015,572	14.96
Performance options modified to time options	1,507,786	(1,507,786)	—	14.96
Granted	—	—	—	—
Exercised	—	—	—	—
Expired / Forfeited	—	—	—	—
Outstanding at December 31, 2018	3,015,572	—	3,015,572	—	7.5 years
Vested Options at December 31, 2018	720,131	—	720,131	$14.96

There were no options granted during 2018 under the 2016 Plan. The weighted-average grant-date fair value of options granted during 2018 under the 2016 Plan was $184.69.

A summary of option activity granted under the 2018 Plan as of December 31, 2018, and changes during the year then ended is presented below:

				Weighted	Weighted
				Average	Average
	Number of Shares			Exercise	Contractual
	Time	Performance	Total	Price	Term
Outstanding at December 31, 2017	—	—	—	$7.00
Granted	179,700	—	179,700	—
Exercised	—	—	—	—
Expired / Forfeited	(1,100)	—	(1,100)	7.00
Outstanding at December 31, 2018	178,600	—	178,600	$—	9.8 years
Vested Options at December 31, 2018	—	—	—	$7.00

The weighted-average grant-date fair value of options granted during 2018 under the 2018 Plan was $3.82.

As of December 31, 2018, there was $5,062,986 of total unrecognized compensation cost related to nonvested options granted under the Incentive Plans. That cost is expected to be recognized over a weighted-average period of 9.8 years.

The fair value of option awards is estimated using the Black-Scholes option-pricing model. Exercise price of each award is generally not less than the per share fair value in effect as of that award date. The determination of fair value using the Black-Scholes model is affected by the Company’s share fair value as well as assumptions regarding a number of complex and subjective variables, including expected price volatility, risk-free interest rate and projected employee share option exercise behaviors. Options granted or modified under the 2016 Plan and 2018 Plan during the years ended December 2018 and 2017 were valued using the Black-Scholes option-pricing model with the following assumptions:

	Years ended December 31,
	2018	2017
Expected volatility	50% - 63.1%	50% - 55%
Risk-free interest rate	3.03% - 3.11%	1.94% - 2.27%
Expected dividend yield	—%	—%
Expected life of options in years	5.02 - 7.00	6.25

The Company estimates its expected volatility by using a combination of historical share price volatilities of similar companies within our industry. The risk-free interest rate assumption is based on observed interest rates for the appropriate term of the Company’s options on a grant date. The expected option term assumption is estimated using the simplified method and is based on the mid-point between vest date and the remaining contractual term of the option, since the Company does not have sufficient exercise history to estimate expected term of its historical option awards.

For all periods prior to the IPO, our Board of Directors has determined the fair value of the common unit underlying our option with assistance from management and based upon information available at the time of grant. Prior to our IPO, given the absence of a public trading market for our common units, estimating the fair value of our common units based on the actual operational and financial performance, current business conditions and discounted cash flow projections. The estimated fair value of our common units, prior to our IPO was adjusted for lack of marketability and control existing at the grant date.